NOTE 12– RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 11, 2020	Aug. 29, 2020	Sep. 30, 2019	May 31, 2022	May 31, 2021	Nov. 30, 2019	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Jan. 01, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from Contract with Customer, Including Assessed Tax				$ 256,000	$ (51,200)		$ 2,056,000	$ 102,400	$ 115,091	$ 448,343
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation									261,111
Preferred Stock, Par or Stated Value Per Share				$ 0.001			$ 0.001		$ 0.001	$ 0.001
Guangzhou Shengshituhua Film [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquired Finite-Lived Intangible Asset, Weighted-Average Period before Renewal or Extension							5 years		5 years
Business Acquisition, Effective Date of Acquisition							Jun. 01, 2017		Jun. 01, 2017
Payments to Acquire Productive Assets							$ 500,000		$ 500,000
[custom:RoyaltyPercentageRate]							20.00%		20.00%
Royalty Expense				$ 0	$ 15,360		$ 0	$ 30,720	$ 25,600	$ 61,440
Jianli Deng [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Related Party Tax Expense, Due to Affiliates, Current		$ 110,000
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation		130,556
Lijun Yu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Related Party Tax Expense, Due to Affiliates, Current		$ 110,000
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation		147,222
Linquing Ye [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Related Party Tax Expense, Due to Affiliates, Current		$ 120,000
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation		147,222
Chief Executive Officer Amended [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Salaries, Current	$ 180,000
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture	100,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001
Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to Employees									180,000
Salary and Wage, Officer, Excluding Cost of Good and Service Sold									50,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value									30,100
Chief Financial Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to Employees									25,000	15,000
Chief Investment Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to Employees									55,685
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value									7,527
Five Executives [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value										169,768
Youall Perform Services L T D [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from Contract with Customer, Including Assessed Tax									0	141,143
Accounts Receivable, Related Parties									$ 1,439	$ 87,581
Capitalized Computer Software, Additions			$ 128,000
Payments to Develop Software			$ 108,800
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Outstanding Balance											$ 19,200
Guangzhou Yuezhi Computer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Premium, Percentage Assumed to Net			10.00%
Capitalized Computer Software, Additions			$ 128,000
Payments to Develop Software			$ 108,800			$ 108,800